EQUITY (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated realized and unrealized gain on available-for-sale securities, net	$ 40	$ 35	$ (121)
Accumulated foreign currency translation adjustments	(7,494)	(6,756)	(5,243)
Accumulated unrealized gain (loss) on derivative instruments, net	26	26	17
Total other comprehensive income (loss)	$ (7,428)	$ (6,695)	$ (5,347)